FINANCIAL INSTRUMENTS (Balance of Derivative Instruments and Impact on Accumulated Other Comprehensive Income)(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS [Abstract]
Balance at December 31, 2011	$ (402)
Amount of loss recognized in OCI	735
Amount of gain reclassified from OCI to income	116
Balance at December 31, 2012	$ 449